Shareholder Report, Average Annual Return (Details) 74200005700_Franklin International Growth Fund_Class C_TSR Annual {Class C}	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Average Annual Return, Percent	(5.07%)	(4.87%)	5.08%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(4.14%)	(4.87%)	5.08%
MSCI All Country World ex-U.S. Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex-U.S. Index-NR
Average Annual Return, Percent	28.46%	9.22%	9.44%
MSCI EAFE Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index-NR
Average Annual Return, Percent	24.33%	9.31%	9.33%